As filed with the Securities and Exchange Commission on July 1, 1997

                                          1933 Act Registration No. 333-14233
                                           1940 Act Registration No. 811-7865


                       SECURITIES AND EXCHANGE COMMISSION
  ----------------------------------------------------------------------------
                              Washington, DC 20549
                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No. ___              ___

                          Post-Effective Amendment No. 2                 X
                                                                        ___


                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 2                           X
                                                                         ___


                               LIFEUSA FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                       3700 First Bank Place, P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices)(Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)

Christopher J. Smith                           Copy to:
 Investment Advisers, Inc.                     Michael J. Radmer, Esq.
 3700 First Bank Place                         Dorsey & Whitney
 P.O. Box 357                                  220 South Sixth Street
 Minneapolis, Minnesota  55440                 Minneapolis, Minnesota  55402
(Name and Address of Agent for Service)

  It is proposed that this filing will become effective (check appropriate box)

     X   immediately upon filing pursuant to paragraph (b)
    ---

    ---  on (date) pursuant to paragraph (b) 60 days after filing
    --- pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) --- 75 days after filing pursuant to paragraph (a)(2)
    ---  on (date) pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:

    --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant  has  registered  an  indefinite   number  of  securities  under  the
Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Rule 24f-2 Notices will be filed in December 1997.

                               LIFEUSA FUNDS, INC.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

Item Number         Caption                                      Prospectus Caption
-----------         -------                                      ------------------
        1           Cover Page                                   Cover Page of Prospectus

        2           Synopsis                                     Fund Expense Information

        3           Condensed Financial Information              Investment Performance

        4           General Description of Registrant            Investment Objectives and Policies;
                                                                 Description of Common Stock; Additional
                                                                 Information

        5           Management of the Fund                       Fund Expense Information; Management;
                                                                 Additional Information; Custodian,
                                                                 Transfer Agent and Dividend Disbursing
                                                                 Agent

        5A          Management's Discussion of Fund Performance  Information is contained in the Fund's
                                                                 Semi-Annual Report.

        6           Capital Stock and Other Securities           Dividends, Distributions and Tax Status;
                                                                 Description of Common Stock; Additional
                                                                 Information

        7           Purchase of Securities Being Offered         Computation of Net Asset Value and
                                                                 Pricing; Distribution of Portfolio
                                                                 Shares; Purchase of Shares; Right of
                                                                 Accumulation; Systematic Investment Plan;
                                                                 Group Systematic Investment Plan; Group
                                                                 Purchases; Automatic Investment Plan;
                                                                 Exchange Privilege; Retirement Plans;
                                                                 Authorized Telephone Trading

        8           Redemption of Repurchase                     Redemption of Shares; Systematic Cash
                                                                 Withdrawal Plan; Exchange Privilege;
                                                                 Authorized Telephone Trading

        9           Pending Legal Proceedings                    Not Applicable




Number   Caption                                     Statement of Additional Information
------   -------                                     -----------------------------------

        10          Cover Page                                   Cover Page of Statement of Additional
                                                                 Information

        11          Table of Contents                            Table of Contents

        12          General Information and History              Management

        13          Investment Objectives and Policies           Investment Objectives and Policies;
                                                                 Investment Restrictions

        14          Management of the Fund                       Management

        15          Control Persons and Principal Holders of     Management; Capital Stock
                    Securities

        16          Investment Advisory and Other Services       Management; Prior Agreements; Custodian,
                                                                 Counsel and Auditors; Transfer Agent and
                                                                 Dividend Disbursing Agent

        17          Brokerage Allocation                         Portfolio Transactions and Allocation of
                                                                 Brokerage

        18          Capital Stock and Other Securities           Capital Stock

        19          Purchase, Redemption and Pricing of          Net Asset Value and Public Offering Price
                    Securities Being Offered

        20          Tax Status                                   Tax Status

        21          Underwriters                                 Plan of Distribution

        22          Calculation of Performance Data              Investment Performance

        23          Financial Statements                         Financial Statements

                       Registration Statement on Form N-1A
                                       of
                               LifeUSA Funds, Inc.
                              (File No. 333-14233)



                                     Part A


     The Prospectus dated Feburary 3, 1997 of LifeUSA Funds, Inc. as amended on May 30, 1997, is incorporated by reference to said Prospectus as filed with the commission pursuant to Rule 497(c) on or about February 12, 1997.

                       Registration Statement on Form N-1A
                                       of
                               LifeUSA Funds, Inc.
                              (File No. 333-14233)



                                     Part B


     The Statement of Additional Information dated February 3, 1997 of LifeUSA Funds, Inc. is incorporated by reference to said Statement of Additional Information as filed with the commission pursuant to Rule 497(c) on or about February 12, 1997.

                                     PART C

Item 24. Financial Statements and Exhibits
------------------------------------------

         (a)      Financial Statements

         (b)      Exhibits

                  (1)      Articles of Incorporation (1)

                  (1A)     Certificate of Designation (1)

                  (2)      Bylaws (1)

                  (5) Investment Advisory and Administrative Services Agreement (2)

                  (6A)     Underwriting and Distribution Agreement (2)

                  (6B)     Dealer Sales Agreement (2)

                  (10)     Opinion and Consent of Counsel (2)

                  (11)     Consent of Independent Auditors (2)

                  (13)     Letter of Investment Intent  (2)

                  (15)     Plan of Distribution (2)


(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on October 16, 1996.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on January 24, 1997.


Item 25. Persons Controlled by or Under Common Control with Registrant.
-----------------------------------------------------------------------

     See the sections of the Prospectus entitled "Management" and "Description of Common Stock" and the section of the Statement of Additional Information entitled "Management," filed as part of this Registration Statement.

Item 26. Number of Holders Securities.
--------------------------------------

                                                                                     Number of Record Holders
Portfolio                                 Title of Class                               as of June 23, 1997
---------                                 --------------                              -----------------------

LifeUSA Funds, Inc.                   Common Stock (Series A)                                    15
                                      Common Stock (Series B)                                    13
                                      Common Stock (Series C)                                     9
                                      Common Stock (Series D)                                    11
                                      Common Stock (Series E)                                     1
                                      Common Stock (Series F)                                     2



Item 27. Indemnification.
-------------------------

     Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on October 16, 1996.

Item 28. Business and Other Connections of Investment Adviser.
--------------------------------------------------------------

     Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."


     Name                                                     Title
     ----                                                     -----

Jeffrey R. Applebaum                                          Senior Vice President
Scott Allen Bettin                                            Senior Vice President
Archie Campbell Black, III                                    Senior Vice President/Treasurer
Iain D. Cheyne                                                Chairman/Director
Stephen C. Coleman                                            Senior Vice President
Larry Ray Hill                                                Executive Vice President
Richard A. Holway                                             Senior Vice President
Irving Philip Knelman                                         President/Chief Operating Officer/Director
Kevin McKendry                                                Director
Timothy A. Palmer                                             Senior Vice President
Peter Phillips                                                Director
Noel Paul Rahn                                                Chief Executive Officer/Director
James S. Sorenson                                             Senior Vice President
R. David Spreng                                               Senior Vice President
Christopher John Smith                                        Senior Vice President/Secretary



     All of such persons have been affiliated with IAI for more than two years except Messrs. Cheyne, McKendry and Phillips. Prior to being appointed to the Board in 1996, Mr. Cheyne was General Manager of Corporate Banking of Lloyds Bank plc, and currently is Managing Director, International Banking, Lloyds TSB Group plc, St. George's House, 6-8 Eastcheap, London, England EC3M 1LL since 1972. Prior to being appointed to the Board in 1996, Mr. McKendry was and remains Bank Counsel to Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1979. Prior to being appointed to the Board in 1996, Mr. Phillips was and remains Executive Vice President and General Manager of Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1993.


     Certain directors and officers of IAI are directors and/or officers of the Registrant, as described in the section of the Statement of Additional Information entitled "Management," filed as a part of this Registration Statement.

     The address of the officers and directors of IAI is that of IAI, which is 3700 First Bank Place, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

Name                                                          Title
----                                                          -----

Noel Paul Rahn                                                Chairman of the Board of Directors
Roy C. Gillson                                                Chief Investment Officer/Director
Iain D. Cheyne                                                Director
Irving Philip Knelman                                         Director
Hilary Fane                                                   Deputy Chief Investment Officer/Director
Feidhlim O'Broin                                              Associate Director

     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The principal officers and directors of IAI Trust Company and their titles are as follows:

Name                                                          Title
----                                                          -----

Archie C. Black                                               Chairman of the Board/President//Treasurer
Christopher J. Smith                                          Director/Vice President
Susan J. Haedt                                                Vice President/Director
Darcy Kent                                                    Supervisor of Trust Services
Steven G. Lentz                                               Secretary/Director


Item 29.  Principal Underwriters
--------  ----------------------

         (a)      None
         (b) LifeUSA Securities, Inc. is the Portfolio's principal underwriter. Its offices and directors are as follows:

                     Name and Principal               Positions and Offices            Positions and Offices
                       Business Address                  with Underwriter                 with Registrant
                       ----------------                  ----------------                 ---------------


                    Robert McDonald                             Director                          None
                    300 South Highway 169
                    Minneapolis, MN 55426

                    Mark Zesbaugh                         President, CEO, CFO,                    None
                    300 South Highway 169                 Secretary, Treasurer
                    Minneapolis, MN 55426

                    Margery Hughes                              Director                          None
                    300 South Highway 169
                    Minneapolis, MN 55426

                    Philip Rosenbaum                  Financial Operations Officer                None
                    300 South Highway 169
                    Minneapolis, MN 55426

                    Bardea Huppert                     Senior Vice President, COO                 None
                    300 South Highway 169
                    Minneapolis, MN 55426

         (c)      None

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

     All accounts, books and records of Registrant, including books and records of Registrant's investment portfolios, are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 3700 First Bank Place, Minneapolis, Minnesota 55402.

Item 31. Management Services.
-----------------------------

                  Not applicable.

Item 32. Undertakings.
----------------------

         (a)      Not applicable.

         (b) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of its Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 30th day of June, 1997.



                                          LifeUSA FUNDS, INC.
                                          (Registrant)

                                           By /s/ Noel P. Rahn
                                                  Noel P. Rahn, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Noel P. Rahn                            President (principal                June 30, 1997
Noel P. Rahn                                executive officer) & Director


/s/ Archie C. Black III                     Treasurer (principal                June 30, 1997
Archie C. Black III                         financial and accounting
                                            officer)


Madeline Betsch   (1)                       Director

W. William Hodgson (1)                      Director

George R. Long (1)                          Director

J. Peter Thompson (1)                       Director

Charles H. Withers (1)                      Director


/s/ William C. Joas                         June 30, 1997
William C. Joas
Attorney-in-Fact


(1) Registrant's directors executing Powers of Attorney dated October 14, 1996.

                                  EXHIBIT INDEX


Exhibit No.       Exhibit Description                  Sequential Page No.
-----------       -------------------                  -------------------

   99             Financial Statements